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                               SSGA FUNDS

                       SUPPLEMENT DATED JUNE 1, 2005

                     TO THE SSGA MSCI EAFE INDEX FUND
              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                         DATED DECEMBER 20, 2004

The prospectus and statement of additional information dated December 20, 2004 are hereby supplemented. The following information supersedes any information to the contrary regarding SSgA MSCI EAFE Index Fund (the "Fund") contained in the Fund's prospectus and statement of additional information:

   The Fund's Board of Trustees have approved a plan to liquidate the Fund as of August 1, 2005 (the "Liquidation Date"). In anticipation of the liquidation, the Fund will cease public sale of its shares, including to existing shareholders effective June 6, 2005. Shareholders may redeem shares of the Fund, and may exchange shares of the Fund for shares of another SSgA Fund, until the Liquidation Date. The redemption or exchange of Fund shares will not be subject to any redemption fee effective June 6, 2005. As soon as reasonably practicable following the Liquidation Date, the SSgA Funds will distribute the proceeds of the liquidation to Fund shareholders as of the Liquidation Date.

   Please note that the Fund will no longer pursue its investment objectives and policies as disclosed in the Prospectus but will instead take reasonable steps to preserve the value of the Fund's assets in preparation for the distribution of liquidation proceeds following the Liquidation Date.

   PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                                SSGA FUNDS

                        SUPPLEMENT DATED JUNE 1, 2005

                       TO THE SSGA SPECIAL EQUITY FUND
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           DATED DECEMBER 20, 2004
                  (AS SUPPLEMENTED THROUGH JANUARY 25, 2005)

The prospectus and statement of additional information dated December 20, 2004 (as supplemented through January 25, 2005) are hereby supplemented. The following information supersedes any information to the contrary regarding SSgA Special Equity Fund (the "Fund") contained in the Fund's prospectus and statement of additional information:

   The Fund's Board of Trustees have approved a plan to liquidate the Fund as of August 1, 2005 (the "Liquidation Date"). In anticipation of the liquidation, the Fund has ceased public sale of its shares, including to existing shareholders effective June 6, 2005. Shareholders may redeem shares of the Fund, and may exchange shares of the Fund for shares of another SSgA Fund, until the Liquidation Date. As soon as reasonably practicable following the Liquidation Date, the SSgA Funds will distribute the proceeds of the liquidation to Fund shareholders as of the Liquidation Date.

   Please note that the Fund will no longer pursue its investment objectives and policies as disclosed in the Prospectus but will instead take reasonable steps to preserve the value of the Fund's assets in preparation for the distribution of liquidation proceeds following the Liquidation Date.

   PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE